Leases - Summary of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Lease, Cost [Abstract]
Operating lease cost	$ 9,769
Variable lease cost	518
Short-term lease cost	1,236
Total lease costs	11,523
Sublease income	$ (5,350)